Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value, liability	$ (1,552,492)	$ (1,428,729)
Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value, liability	$ (57,531)	$ (55,871)
Minimum | Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)	1.40%	1.40%
Maximum | Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)	1.64%	1.84%
Weighted average | Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)	1.42%	1.45%